CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	42,585,852	27,151,240
Common Stock, shares outstanding	42,585,852	27,151,240
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Convertible Notes Payable Discount	$ 505,000	$ 0